Report Of The Directors Financial Review Risk Report - Sensitivity of HSBC’s insurance manufacturing subsidiaries to insurance risk factors (Details) - Insurance Risk - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Mortality and/or morbidity rates
Disclosure of types of insurance contracts [line items]
Percentage of reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	10.00%	10.00%
Percentage of reasonably possible decrease in risk variable that arises from contracts within scope of IFRS 17	10.00%	10.00%
Effect on CSM due to increase in risk variable	£ (61)	£ (67)
Effect on CSM due to decrease in risk variable	67	72
Effect on profit after tax (gross) due to increase in risk variable	(11)	(5)
Effect on profit after tax (gross) due to decrease in risk variable	4	1
Effect on profit after tax (net) due to increase in risk variable	(5)	(4)
Effect on profit after tax (net) due to decrease in risk variable	4	3
Effect on total equity (gross) due to increase in risk variable	(11)	(5)
Effect on total equity (gross) due to decrease in risk variable	4	1
Effect on total equity (net) due to increase in risk variable	(5)	(4)
Effect on total equity (net) due to decrease in risk variable	£ 4	£ 3
Lapse rates
Disclosure of types of insurance contracts [line items]
Percentage of reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	10.00%	10.00%
Percentage of reasonably possible decrease in risk variable that arises from contracts within scope of IFRS 17	10.00%	10.00%
Effect on CSM due to increase in risk variable	£ (60)	£ (53)
Effect on CSM due to decrease in risk variable	66	56
Effect on profit after tax (gross) due to increase in risk variable	(8)	(5)
Effect on profit after tax (gross) due to decrease in risk variable	5	4
Effect on profit after tax (net) due to increase in risk variable	(8)	(5)
Effect on profit after tax (net) due to decrease in risk variable	7	5
Effect on total equity (gross) due to increase in risk variable	(8)	(5)
Effect on total equity (gross) due to decrease in risk variable	5	4
Effect on total equity (net) due to increase in risk variable	(8)	(5)
Effect on total equity (net) due to decrease in risk variable	£ 7	£ 5
Expense rates
Disclosure of types of insurance contracts [line items]
Percentage of reasonably possible increase in risk variable that arises from contracts within scope of IFRS 17	10.00%	10.00%
Percentage of reasonably possible decrease in risk variable that arises from contracts within scope of IFRS 17	10.00%	10.00%
Effect on CSM due to increase in risk variable	£ (28)	£ (26)
Effect on CSM due to decrease in risk variable	28	26
Effect on profit after tax (gross) due to increase in risk variable	(4)	(2)
Effect on profit after tax (gross) due to decrease in risk variable	2	1
Effect on profit after tax (net) due to increase in risk variable	(3)	(2)
Effect on profit after tax (net) due to decrease in risk variable	3	1
Effect on total equity (gross) due to increase in risk variable	(4)	(2)
Effect on total equity (gross) due to decrease in risk variable	2	1
Effect on total equity (net) due to increase in risk variable	(3)	(2)
Effect on total equity (net) due to decrease in risk variable	£ 3	£ 1